Investment Objectives and Goals	Apr. 29, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index Total ReturnSM (the “Index”).

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).